Ranges of Estimates and Assumptions Used in Calculation (Detail)	12 Months Ended
Apr. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate, minimum	0.03%
Risk free rate, maximum	2.01%
Expected dividends
Historical volatility, minimum	43.59%
Historical volatility, maximum	51.88%
Base case
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	50.00%
Accelerated exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	25.00%
Delayed exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	25.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2012
Minimum | Base case
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2014
Minimum | Accelerated exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2013
Minimum | Delayed exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2015
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2019
Maximum | Base case
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2017
Maximum | Accelerated exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2016
Maximum | Delayed exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2018